Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - January | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $2.46 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.40%
Innovator U.S. Small Cap Power Buffer ETF™ - January | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $246.16 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
Innovator U.S. Small Cap Power Buffer ETF™ - January | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $209.24 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.30%)
Innovator U.S. Small Cap Power Buffer ETF™ - January | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $288.82 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.70%)